SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-134729
Investment Company Act File No. 811-21820

Eaton Vance Credit Opportunities Fund
Name of Registrant

Two International Place, Boston, MA 02110
Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption. This notice amends and replaces in its entirety the notice previously filed with respect to such redemptions on the date hereof.

(1)   Title of Class of Securities to be Redeemed:

Auction Preferred Shares (“APS”) Series A

(2)   Date on Which the Securities are to be Redeemed:

The APS will be redeemed on the Dividend Payment Date on March 12, 2010.

(3)   Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By-laws

(4)   Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

Eaton Vance Credit Opportunities Fund intends to redeem all issued and outstanding APS (320 shares).

     Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 4th day of March 2010.

Eaton Vance Credit Opportunities Fund By: /s/ Barbara E. Campbell Name: Barbara E. Campbell Title: Treasurer